Financial Instruments - Schedule of Lines of Credit (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Other lines of credit in foreign subsidiaries	$ 364
Other lines of credit from banks	556
Revolving credit facility	1,750
Total	2,670
Other lines of credit in foreign subsidiaries, available	204
Other lines of credit from banks, available	356
Revolving credit facility, available	1,450
Total, available	$ 2,010